Non-cash stock-based compensation - Summary of assumptions Vesting Details (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 870	€ 1,420
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.78%	2.51%
Exercise price	€ 1.23	€ 2.07
Expected volatility	65.00%	64.60%
Expected term (in years)	5.93	6.03
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.95%	2.99%
Exercise price	€ 1.56	€ 2.82
Expected volatility	65.90%	64.80%
Expected term (in years)	6.12	6.15
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share entitlement per option	1
Vesting conditions	Performance & Service	Performance & Service or Service
Vesting period	Graded	Graded
Stock options [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share entitlement per option		1
Underlying stock price at grant date	€ 1.28	€ 1.67
Stock options [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share entitlement per option		1.06
Underlying stock price at grant date	€ 1.52	€ 2.76